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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Australia: 25.5%
209,361		Amcor Ltd.	$1,620,195	0.7
129,475		Australia & New Zealand Banking Group Ltd.	3,066,043	1.3
180,789		BHP Billiton Ltd.	8,609,277	3.7
88,314		Brambles Ltd.	695,536	0.3
51,533		Caltex Australia Ltd.	779,139	0.3
77,663		Commonwealth Bank of Australia	4,206,489	1.8
99,344		Computershare Ltd.	999,993	0.4
23,403		CSL Ltd.	847,732	0.4
385,750		CSR Ltd.	1,218,229	0.5
1,162,352		Goodman Fielder Ltd.	1,273,756	0.5
400,300		Insurance Australia Group	1,518,345	0.6
41,249		Macquarie Group Ltd.	1,503,538	0.6
324,047		Metcash Ltd.	1,358,111	0.6
126,354		National Australia Bank Ltd.	3,583,144	1.5
24,832		Newcrest Mining Ltd.	1,051,918	0.5
681,412		OneSteel Ltd.	1,376,738	0.6
54,059		Orica Ltd.	1,508,695	0.6
60,577		OZ Minerals Ltd	913,949	0.4
118,824		QBE Insurance Group Ltd.	2,245,023	1.0
22,612		Rio Tinto Ltd.	1,975,129	0.8
81,652		Sonic Healthcare Ltd.	1,074,095	0.5
620,407		SP AusNet	615,929	0.3
340,172		Stockland	1,284,434	0.6
142,545		Suncorp-Metway Ltd.	1,272,235	0.5
504,598		Tattersall’s Ltd.	1,241,354	0.5
373,165		Telstra Corp., Ltd.	1,205,468	0.5
84,111		Wesfarmers Ltd.	2,985,165	1.3
187,418		Westfield Group	1,822,117	0.8
183,662		Westpac Banking Corp.	4,349,655	1.9
24,248		Woodside Petroleum Ltd.	1,209,040	0.5
80,410		Woolworths Ltd.	2,355,700	1.0
			59,766,171	25.5
		China: 18.4%
1,802,000		Agricultural Bank of China Ltd.	1,102,043	0.5
496,000		Angang Steel Co., Ltd.	547,898	0.2
5,188,200		Bank of China Ltd.	2,877,782	1.2
1,174,000		Bank of Communications Co., Ltd.	1,223,445	0.5
218,000		BOC Hong Kong Holdings Ltd.	672,828	0.3
1,036,000		China Communications Construction Co., Ltd.	940,023	0.4
3,520,960		China Construction Bank	3,325,883	1.4
2,165,000		China Dongxiang Group Co.	696,347	0.3
800,000		China High Speed Transmission Equipment Group Co., Ltd.	997,546	0.4
656,000		China Life Insurance Co., Ltd.	2,300,538	1.0
423,000		China Mobile Ltd.	3,866,462	1.7
1,494,000		China Petroleum & Chemical Corp.	1,493,040	0.6
618,000		China Shanshui Cement Group Ltd.	668,388	0.3
245,500		China Shenhua Energy Co., Ltd.	1,222,630	0.5
196,000		Citic Pacific Ltd.	558,824	0.2
1,521,000		CNOOC Ltd.	3,818,759	1.6
2,645,000		Country Garden Holdings Co. Ltd.	1,170,968	0.5
764,000		Guangzhou R&F Properties Co., Ltd.	1,063,944	0.5
1,414,000		Huaneng Power International, Inc.	826,968	0.4
3,780,000		Industrial and Commercial Bank of China Ltd.	3,171,262	1.4
1,629,000		Lonking Holdings Ltd	918,549	0.4
2,002,000		PetroChina Co., Ltd.	2,910,805	1.2
5,770,000		Renhe Commercial Holdings Co. Ltd.	1,031,974	0.4
708,500		Shimao Property Holdings Ltd.	944,686	0.4
982,500		Sino-Ocean Land Holdings Ltd.	520,926	0.2
1,211,500		Soho China Ltd	1,044,454	0.5
54,700		Tencent Holdings Ltd.	1,576,355	0.7
982,000		Zhejiang Expressway Co., Ltd.	773,070	0.3
1,220,000		Zijin Mining Group Co., Ltd.	925,368	0.4
			43,191,765	18.4
		Hong Kong: 8.2%
475,600	@	AIA Group Ltd.	1,680,375	0.7
80,600		ASM Pacific Technology	1,097,424	0.5
527,000		Cathay Pacific Airways Ltd.	1,264,290	0.5
81,000		Cheung Kong Holdings Ltd.	1,268,609	0.5
736,000		China Agri-Industries Holdings Ltd.	782,213	0.3
240,500		CLP Holdings Ltd.	2,054,213	0.9
337,909		Esprit Holdings Ltd.	1,272,263	0.6
103,700		Hang Seng Bank Ltd.	1,662,581	0.7
69,100		Hong Kong Exchanges and Clearing Ltd.	1,550,598	0.7
228,500		HongKong Electric Holdings	1,632,186	0.7
67,000		Hutchison Whampoa Ltd.	776,074	0.3
400,000		Li & Fung Ltd.	888,735	0.4
83,500		Orient Overseas International Ltd.	650,251	0.3
62,000		Sun Hung Kai Properties Ltd.	966,240	0.4

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong: (continued)
106,000		Swire Pacific Ltd.	$1,634,808	0.7
			19,180,860	8.2
		India: 6.9%
182,906		DLF Ltd.	970,462	0.4
157,318		Hindustan Lever Ltd.	1,063,952	0.5
234,880	@	Housing Development & Infrastructure	876,989	0.4
64,694		Housing Development Finance Corp.	982,364	0.4
56,513		ICICI Bank Ltd.	1,360,638	0.6
45,208		Infosys Technologies Ltd.	2,795,685	1.2
36,018		Jsw Steel Ltd.	780,703	0.3
32,468		Larsen & Toubro Ltd.	1,183,794	0.5
236,860		Oil & Natural Gas Corp., Ltd.	1,478,084	0.6
108,907		Reliance Industries Ltd.	2,302,746	1.0
34,036		Tata Motors Ltd.	827,478	0.4
108,602		Tata Steel Ltd.	1,419,953	0.6
			16,042,848	6.9
		Indonesia: 2.8%
234,000		Astra International Tbk PT	1,611,260	0.7
1,676,500		Bank Rakyat Indonesia	1,247,865	0.5
1,539,500		Bumi Resources Tbk PT	595,422	0.3
1,768,500		International Nickel Indonesia Tbk PT	989,670	0.4
177,500		Indo Tambangraya Megah PT	977,480	0.4
1,644,000		Indofood Sukses Makmur Tbk PT	1,040,284	0.5
			6,461,981	2.8
		Malaysia: 3.1%
720,100		Berjaya Sports Toto BHD	1,009,456	0.4
785,700		IOI Corp. Bhd	1,383,445	0.6
530,600		Malayan Banking BHD	1,570,235	0.7
695,600		Maxis Bhd	1,252,321	0.5
350,500		UMW Holdings Bhd	830,125	0.4
1,584,900		YTL Power International	1,131,865	0.5
			7,177,447	3.1
		New Zealand: 0.6%
102,396		Fletcher Building Ltd.	755,375	0.3
339,832		Telecom Corp. of New Zealand Ltd.	678,198	0.3
			1,433,573	0.6
		Philippines: 0.5%
23,085	@	Philippine Long Distance Telephone Co.	1,248,743	0.5

		Singapore: 5.0%
939,733		Ascendas Real Estate Investment Trust	1,569,831	0.7
180,500		DBS Group Holdings Ltd.	2,166,684	0.9
160,600		Keppel Corp., Ltd.	1,500,641	0.6
137,000		SembCorp Industries Ltd.	562,118	0.2
384,000		Singapore Press Holdings Ltd.	1,201,954	0.5
238,000		Singapore Telecommunications Ltd.	619,521	0.3
506,000		StarHub Ltd.	1,144,944	0.5
85,000		United Overseas Bank Ltd.	1,339,729	0.6
375,000		Wilmar International Ltd.	1,618,200	0.7
			11,723,622	5.0
		South Korea: 14.4%
34,380	@	Doosan Infracore Co., Ltd.	783,515	0.3
42,410		Hana Financial Group, Inc.	1,529,931	0.7
2,816		Honam Petrochemical Corp.	1,036,237	0.4
35,880		Hynix Semiconductor, Inc.	1,004,734	0.4
4,313		Hyundai Heavy Industries	2,025,186	0.9
5,151		Hyundai Mobis	1,813,574	0.8
8,481		Hyundai Motor Co.	1,990,189	0.9
41,204		KB Financial Group, Inc.	1,972,803	0.8
5,068		LG Chem Ltd.	2,517,405	1.1
12,302		LG Corp.	1,028,565	0.4
4,100		LG Display Co., Ltd.	136,581	0.1
11,519		LG Electronics, Inc.	1,041,043	0.4
233,250		LG Telecom Ltd.	1,244,429	0.5
2,100		OCI Co. Ltd	962,742	0.4
4,846		Posco	1,971,184	0.8
7,129		Samsung Electronics Co., Ltd.	5,976,990	2.6
33,910		Samsung Heavy Industries Co., Ltd.	1,448,100	0.6
48,330		Shinhan Financial Group Co., Ltd.	2,181,705	0.9
6,015		SK Energy Co. Ltd.	1,302,698	0.6
51,880		Woori Finance Holdings Co., Ltd.	669,063	0.3
9,519		Yuhan Corp.	1,192,112	0.5
			33,828,786	14.4
		Taiwan: 11.6%
730,000		Acer, Inc.	1,433,101	0.6
476,000		Cheng Shin Rubber Industry Co. Ltd.	1,347,854	0.6
545,000		Chicony Electronics Co. Ltd.	1,140,028	0.5
729,000		Coretronic Corp.	1,179,979	0.5
710,000		Eternal Chemical Co. Ltd.	836,038	0.4
609,000		Evergreen Marine Corp.	569,598	0.2
1,606,000		First Financial Holding Co., Ltd.	1,384,709	0.6
1,064,936		Fubon Financial Holding Co., Ltd.	1,560,137	0.7
261,088		HON HAI Precision Industry Co., Ltd.	919,208	0.4

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Taiwan: (continued)
15,000		High Tech Computer Corp.	$640,703	0.3
941,619		Lite-On Technology Corp.	1,207,421	0.5
158,265		MediaTek, Inc.	1,770,872	0.8
1,764,000		Mega Financial Holdings Co., Ltd.	1,511,275	0.6
919,000	@	Pegatron Corp.	992,251	0.4
689,350		Quanta Computer, Inc.	1,570,501	0.7
1,622,052		Taiwan Semiconductor Manufacturing Co., Ltd.	4,341,558	1.8
458,000		Wintek Corp.	615,992	0.3
543,523		Wistron Corp.	1,026,595	0.4
1,387,000		Yang Ming Marine Transport Corp.	1,210,407	0.5
67,000		Young Fast Optoelectronics Co. Ltd.	457,446	0.2
2,044,000		Yuanta Financial Holding Co., Ltd.	1,412,724	0.6
			27,128,397	11.6
		Thailand: 1.4%
979,000		PTT Aromatics & Refining PCL	1,235,913	0.5
195,300		PTT Chemical PCL	973,338	0.4
861,000		Thai Airways International PCL	1,009,409	0.5
			3,218,660	1.4
		Total Common Stock
		(Cost $203,113,439)	230,402,853	98.4
EXCHANGE-TRADED FUNDS: 0.7%
		Australia: 0.2%
15,000		iShares MSCI Australia Index Fund	400,800	0.2
		United States: 0.5%
18,000		iShares MSCI All Country Asia ex Japan Index Fund	1,150,380	0.5
		Total Exchange-Traded Funds
		(Cost $1,535,070)	1,551,180	0.7
		Total Investments in Securities (Cost $204,648,509)*	$231,954,033	99.1
		Assets in Excess of Other Liabilities	2,194,870	0.9
		Net Assets	$234,148,903	100.0

	@	Non-income producing security
	*	Cost for federal income tax purposes is $205,016,327.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$37,680,850
		Gross Unrealized Depreciation	(10,743,144)
		Net Unrealized appreciation	$26,937,706

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Industry	Percentage of Net Assets
Consumer Discretionary	6 .4%
Consumer Staples	5 .9
Energy	8 .3
Financials	34 .2
Health Care	1 .3
Industrials	8 .9
Information Technology	13 .2
Materials	13 .4
Telecommunication Services	4 .8
Utilities	2 .7
Other Assets and Liabilities - Net	0 .9
Net Assets	100 .0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$913,949	$58,852,222	$—	$59,766,171
China	—	43,191,765	—	43,191,765
Hong Kong	888,735	18,292,125	—	19,180,860
India	—	16,042,848	—	16,042,848
Indonesia	—	6,461,981	—	6,461,981
Malaysia	—	7,177,447	—	7,177,447
New Zealand	—	1,433,573	—	1,433,573
Philippines	—	1,248,743	—	1,248,743
Singapore	—	11,723,622	—	11,723,622
South Korea	—	33,828,786	—	33,828,786
Taiwan	—	27,128,397	—	27,128,397
Thailand	—	3,218,660	—	3,218,660
Total Common Stock	1,802,684	228,600,169	—	230,402,853
Exchange-Traded Funds	1,551,180	—	—	1,551,180
Total Investments, at value	$3,353,864	$228,600,169	$—	$231,954,033
Liabilities Table
Other Financial Instruments+
Written OTC Options	$—	$(979,020)	$—	$(979,020)
Total Liabilities	$—	$(979,020)	$—	$(979,020)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2011.

ING Asia Pacific High Dividend Equity Income Fund Written OTC Options on May 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,200	Morgan Stanley	Call on Australia S&P/ASX 200 Index	4705 .06	AUD	06/09/11	$378,095	$(236,700)
4,900	Royal Bank of Scotland Group PLC	Call on Hong Kong Hang Seng Index	22903 .60	HKD	06/09/11	253,442	(490,098)
47,400,000	Morgan Stanley	Call on Korea KOSPI 200 Index	281 .59	KRW	06/09/11	244,584	(197,253)
30,200	Citigroup, Inc.	Call on Taiwan TAIEX Index	9038 .00	TWD	06/09/11	161,959	(54,969)
			Total Written OTC Options			$1,038,080	$(979,020)

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	5/31/2011
Asset Table
Investments, at value
Common Stock	$431,174	$—	$—	$—	$—	$—	$—	$(431,174)	$—
Total Investments, at value	$431,174	$—	$—	$—	$—	$—	$—	$(431,174)	$—

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011